Related-Party Transactions (Notes)	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related-Party Transactions
RELATED-PARTY TRANSACTIONS

Commercial Agreements. The Partnership entered into various long-term, fee-based commercial agreements with Tesoro at the closing of the Initial Offering, and subsequent to the Initial Offering, under which we provide various pipeline transportation, trucking, terminal distribution and storage services to Tesoro, and Tesoro commits to provide us with minimum monthly throughput volumes of crude oil and refined products.

If, in any calendar month, Tesoro fails to meet its minimum volume commitments under these agreements, it will be required to pay us a shortfall payment. These shortfall payments may be applied as a credit against any amounts due above their minimum volume commitments for up to three months after the shortfall occurs. We believe the terms and conditions under these agreements, as well as our other agreements with Tesoro described below, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services. These commercial agreements with Tesoro include the following in effect during 2011:

•	a 10-year pipeline transportation services agreement under which Tesoro pays the Partnership fees for gathering and transporting crude oil on our High Plains system;

•
a crude oil trucking transportation services agreement under which Tesoro pays the Partnership fees for trucking related services and scheduling and dispatching services that we provide through our High Plains truck-based crude oil gathering operation, which was amended effective January 1, 2012 to extend the agreement to five years and convert fees to mileage- based rates;

•
a 10-year master terminalling services agreement under which Tesoro pays the Partnership fees for providing terminalling services at our eight refined products terminals, which was amended, effective December 1, 2011, to include additional ancillary services for certain terminals;

•
a 10-year pipeline transportation services agreement under which Tesoro pays the Partnership fees for transporting crude oil and refined products on our five Salt Lake City ("SLC") short-haul pipelines; and

•
a 10-year SLC storage and transportation services agreement under which Tesoro pays the Partnership fees for storing crude oil and refined products at our SLC storage facility and transporting crude oil and refined products between the storage facility and Tesoro's Utah refinery through interconnecting pipelines on a dedicated basis.

In addition, we entered into the following agreements during 2012:

•
a 10-year terminal use and throughput agreement, effective April 1, 2012, under which Tesoro pays the Partnership fees for providing terminalling services at the Martinez Crude Oil Marine Terminal (see Note C for additional information);

•
a 10-year berth access, use and throughput agreement, effective September 14, 2012, under which Tesoro pays the Partnership fees for providing terminalling services at the Long Beach marine terminal (see Note C for additional information);

•
a 10-year pipeline transportation services agreement, effective September 14, 2012, under which Tesoro pays the Partnership fees for transporting refined products on two LA short-haul pipelines from the Wilmington Refinery to a third-party terminal (see Note C for additional information); and

•
a 10-year track use and throughput agreement, effective November 15, 2012, under which Tesoro pays the Partnership fees for transporting and offloading crude oil through the Anacortes rail unloading facility assets (see Note R for additional information).

Each of these agreements, other than the SLC storage and transportation services agreement, contain minimum volume commitments. Except for the amended trucking transportation services agreement, the fees under each agreement are indexed for inflation, and the agreements give Tesoro the option to renew for two five-year terms. The fees under the amended trucking transportation services agreement are adjusted annually on July 1 as a result of a competitive bidding process, and the agreement will renew automatically for one five-year term unless earlier terminated by us or Tesoro. The berth access, use and throughput agreement associated with the Long Beach marine terminal and the pipeline transportation services agreement associated with the LA short-haul pipelines further allow Tesoro the option to modify the term of the agreements to a twenty-year term by providing notice in accordance with each agreement.

Additionally, these agreements include provisions that permit Tesoro to suspend, reduce or terminate its obligations under the applicable agreement if certain events occur; provided, however that Tesoro will still be responsible for one year of continuing minimum payments. These events include Tesoro deciding to suspend refining operations permanently or indefinitely at one or more of its refineries that will impact the use of assets under these agreements as well as certain extraordinary events beyond the control of us or Tesoro that would prevent us from performing required services under the applicable agreement.
In addition to the commercial agreements described above, we also entered into the following agreements with Tesoro:

Amended and Restated Omnibus Agreement.  The Partnership entered into an omnibus agreement with Tesoro at the closing of the Initial Offering under which Tesoro agrees not to compete with us under certain circumstances. The agreement has been amended for each acquisition from Tesoro including the September 14, 2012 amendment, which was entered into in connection with the Long Beach Assets Acquisition (the "Amended Omnibus Agreement"). It also grants us a right of first offer to acquire certain of Tesoro's retained logistics assets, including certain terminals, pipelines, docks, storage facilities and other related assets located in California, Alaska and Washington. Further, the Amended Omnibus Agreement addresses our payment of an annual fee to Tesoro for the provision of various general and administrative services. Tesoro also reimburses the Partnership for certain maintenance and expansion capital expenditures that are recorded as capital contributions, and Tesoro indemnifies us for certain matters, including environmental, title and tax matters associated with the ownership or operation of our assets, arising at or before the closing of the Initial Offering on April 26, 2011 and the subsequent acquisitions. See Note R for additional information related to the Amended Omnibus Agreement.

Amended and Restated Operational Services Agreement.  The Partnership entered into an operational services agreement with Tesoro at the closing of the Initial Offering. The agreement has been amended for each acquisition from Tesoro including the September 14, 2012 amendment, which was entered into in connection with the Long Beach Assets Acquisition (the "Amended Operational Services Agreement"), and considers the additional resources required to operate the Martinez Crude Oil Marine Terminal and the Long Beach Assets, primarily for wharf support and security personnel. Under the Amended Operational Services Agreement, the annual fee we pay Tesoro was $1.7 million for support services performed by certain of Tesoro's field-level employees in support of our pipelines, terminals and storage facilities. The fee in effect at December 31, 2011 was $0.3 million. Additional amounts are charged in accordance with the agreement as necessary. See Note R for additional information related to the Amended Operational Services Agreement.

TLLP Transactions. Revenues from affiliates consist of revenues from commercial agreements we entered into with Tesoro under which Tesoro pays us fees for gathering crude oil and distributing, transporting and storing crude oil and refined products. Pursuant to our Amended Omnibus Agreement, we pay Tesoro an annual corporate services fee, payable in equal monthly installments, in the amount of $2.5 million (prorated for the first year of services), for the provision of various centralized corporate services including executive management, legal, accounting, treasury, human resources, health, safety and environmental, information technology, insurance coverage, administration and other corporate services.

Predecessors' Transactions. Related-party transactions of our Predecessors were settled through equity. The balance in receivables and accounts payable from affiliated companies represents the amount owed from or to Tesoro related to certain affiliate transactions. Revenues from affiliates in the combined statements of operations of our Predecessors consist of revenues from gathering and transportation services to Tesoro and its affiliates based on regulated tariff rates for the FERC regulated portions of our High Plains system.

Summary of Transactions. A summary of revenue and expense transactions with Tesoro, including expenses directly charged and allocated to our Predecessors, are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Revenues	$77,443	$19,477	$19,297
Operating and maintenance expenses (a)	26,735	47,027	42,262
General and administrative expenses	8,165	3,968	4,093
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(a) Operating and maintenance expenses include imbalance settlement gains of $7.2 million, $3.3 million and $1.6 million for the years ended December 31, 2011, 2010 and 2009, respectively. It also includes operating lease expenses of $0.2 million, $0.4 million and $0.2 million for the years ended December 31, 2011, 2010 and 2009, respectively, related to our sublease from Tesoro of our Anchorage terminal.

In accordance with our partnership agreement, our common and subordinated units and general partner interest are entitled to receive quarterly distributions of available cash. In 2011, we paid quarterly cash distributions, totaling $9.6 million to Tesoro. On January 19, 2012, we declared a quarterly cash distribution of $0.3625 per unit based on the results of the fourth quarter of 2011, including $5.9 million to Tesoro, which was paid on February 13, 2012. See Note R for information on cash distributions declared or paid to Tesoro related to our quarterly financial results subsequent to the quarter ended December 31, 2011.